General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
General and Administrative Expenses
Schedule of general and administrative expenses

	For the year ended
	December 31,
	2019	2020	2021
Administrative services fees (Note 14)	8,963	7,838	4,708
Commercial management fees (Note 14)	5,400	5,400	5,400
Share-based compensation (Note 21)	1,158	1,908	378
Other expenses	3,880	3,814	2,876
Total	19,401	18,960	13,362